29. EMPLOYEE BENEFIT PLANS (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	CAD 800	CAD 800
Description of medical trend rate	For certain Canadian post-retirement benefits, the medical trend rate for drugs was assumed to be 6.50% in 2018, decreasing by 0.25% per annum, to a rate of 4.50% in 2026 and thereafter.
Expected contributions for next fiscal year	CAD 8,000
Expected defined contributions for next fiscal year	CAD 200
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years
Weighted average duration of current service cost	23 years
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years
Weighted average duration of current service cost	25 years